(18) PRIVATE PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2018
Private Pension Plan Tables Abstract
Schedule of net defined benefit liability
	December 31, 2018
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1	Plan 2
Present value of actuarial obligations	5,123,238	1,416,391	119,964	382,993	553,493	7,596,079
Fair value of plan's assets	(4,215,431)	(1,205,647)	(98,836)	(413,043)	(463,571)	(6,396,529)
Present value of net obligations (fair value of assets)	907,807	210,744	21,128	(30,050)	89,922	1,199,550
Effect of asset ceiling	-	-	-	30,050	-	30,050
Net actuarial liability recognized in the statement of financial position	907,807	210,744	21,128	-	89,922	1,229,600

	December 31, 2017
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1 (*)	Plan 2
Present value of actuarial obligations	4,615,061	1,247,462	110,801	365,924	524,293	6,863,541
Fair value of plan's assets	(3,925,061)	(1,105,738)	(94,378)	(387,322)	(446,670)	(5,959,170)
Present value of net obligations (fair value of assets)	690,000	141,724	16,424	(21,399)	77,623	904,369
Effect of asset ceiling	-	-	-	21,399	-	21,399
Net actuarial liability recognized in the statement of financial position	690,000	141,724	16,424	-	77,623	925,768

	December 31, 2016
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Present value of actuarial obligations	4,524,008	1,202,596	108,486	352,879	480,081	6,668,050
Fair value of plan's assets	(3,723,563)	(1,062,638)	(89,533)	(347,906)	(405,251)	(5,628,892)
Net actuarial liability recognized in the statement of financial position	800,445	139,958	18,953	4,972	74,830	1,039,158

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies, as mentioned in note 14.5.1.

Schedule for changes in the present value of the actuarial obligations and the fair value of the plan's assets
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Present value of actuarial obligations at December 31, 2015	3,793,259	961,329	90,609	278,985	-	5,124,182
Business combination	-	-	-	-	474,710	474,710
Gross current service cost	828	3,242	76	59	365	4,570
Interest on actuarial obligations	467,872	121,158	11,184	35,211	8,469	643,894
Participants' contributions transferred during the year	59	2,020	-	319	165	2,563
Actuarial loss: effect of changes in demographic assumptions	-	-	-	3,602	-	3,602
Actuarial loss: effect of changes in financial assumptions	619,803	193,652	14,909	57,793	3,613	889,770
Benefits paid during the year	(357,813)	(78,805)	(8,292)	(23,090)	(7,241)	(475,241)
Present value of actuarial obligations at December 31, 2016	4,524,008	1,202,596	108,486	352,879	480,081	6,668,050
Gross current service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Participants' contributions transferred during the year	37	2,044	-	302	990	3,373
Actuarial loss: effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss: effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Benefits paid during the year	(379,536)	(84,634)	(8,831)	(25,203)	(34,501)	(532,705)
Present value of actuarial obligations at December 31, 2017	4,615,061	1,247,462	110,801	365,924	524,293	6,863,541
Gross current service cost	835	4,365	78	175	2,790	8,243
Interest on actuarial obligations	421,083	114,628	10,109	33,552	48,218	627,590
Participants' contributions transferred during the year	24	2,078	-	395	842	3,339
Actuarial loss: effect of changes in demographic assumptions	-	-	-	-	345	345
Actuarial loss: effect of changes in financial assumptions	485,142	135,540	8,409	8,921	12,774	650,786
Benefits paid during the year	(398,907)	(87,682)	(9,433)	(25,974)	(35,769)	(557,765)
Present value of actuarial obligations at December 31, 2018	5,123,238	1,416,391	119,964	382,993	553,493	7,596,079

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Fair value of actuarial assets at December 31, 2015	(3,355,589)	(951,021)	(80,332)	(287,202)	-	(4,674,144)
Business combination	-	-	-	-	(415,621)	(415,621)
Expected return during the year	(404,183)	(115,607)	(9,582)	(35,632)	(7,470)	(572,474)
Participants' contributions transferred during the year	(59)	(2,020)	-	(319)	(165)	(2,563)
Sponsors' contributions	(48,263)	(13,405)	(843)	(9,441)	(1,437)	(73,389)
Actuarial loss (gain): return on assets	(273,282)	(59,390)	(7,068)	(38,403)	12,201	(365,942)
Benefits paid during the year	357,813	78,805	8,292	23,090	7,241	475,241
Fair value of actuarial assets at December 31, 2016	(3,723,563)	(1,062,638)	(89,533)	(347,906)	(405,251)	(5,628,892)
Expected return during the year	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Participants' contributions transferred during the year	(37)	(2,044)	-	(302)	(990)	(3,373)
Sponsors' contributions	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Benefits paid during the year	379,536	84,634	8,831	25,203	34,501	532,705
Fair value of actuarial assets at December 31, 2017	(3,925,061)	(1,105,738)	(94,378)	(387,323)	(446,670)	(5,959,171)
Expected return during the year	(359,588)	(102,621)	(8,634)	(35,950)	(41,166)	(547,959)
Participants' contributions transferred during the year	(24)	(2,078)	-	(395)	(842)	(3,339)
Sponsors' contributions	(65,096)	(25,460)	(1,027)	(7,643)	(6,712)	(105,938)
Actuarial loss (gain): return on assets	(264,569)	(57,432)	(4,230)	(7,707)	(3,950)	(337,888)
Benefits paid during the year	398,907	87,682	9,433	25,974	35,769	557,765
Fair value of actuarial assets at December 31, 2018	(4,215,431)	(1,205,647)	(98,836)	(413,043)	(463,571)	(6,396,529)

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies, as mentioned in note 14.5.1.

Schedule for changes in net liability
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Net actuarial liability at December 31, 2015	437,670	10,308	10,277	-	-	458,255
Business combination	-	-	-	-	59,089	59,089
Expenses (income) recognized in the statement of profit or loss	64,514	8,791	1,677	158	1,364	76,505
Sponsors' contributions transferred during the year	(48,263)	(13,405)	(843)	(9,442)	(1,437)	(73,388)
Actuarial loss (gain): effect of changes in demographic assumptions	-	-	-	3,602	-	3,602
Actuarial loss (gain): effect of changes in financial assumptions	619,805	193,653	14,911	57,795	3,613	889,773
Actuarial loss (gain): return on assets	(273,282)	(59,390)	(7,068)	(38,403)	12,200	(365,939)
Effect of asset ceiling	-	-	-	(8,738)	-	(8,738)
Net actuarial liability at December 31, 2016	800,445	139,958	18,954	4,972	74,830	1,039,158
Other contributions						13,284
Total liability						1,052,442

Current						33,209
Noncurrent						1,019,233

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Net actuarial liability at December 31, 2016	800,445	139,958	18,954	4,972	74,830	1,039,158
Expenses (income) recognized in the statement of profit or loss	84,501	17,244	2,067	253	9,822	113,887
Sponsors' contributions transferred during the year	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss (gain): effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Effect of asset ceiling	-	-	-	21,399	-	21,399
Net actuarial liability at December 31, 2017	690,000	141,724	16,424	-	77,623	925,768
Other contributions						15,391
Total liability						941,160

Current						60,801
Noncurrent						880,360

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Net actuarial liability at December 31, 2017	690,000	141,724	16,424	-	77,623	925,768
Expenses (income) recognized in the statement of profit or loss	62,330	16,372	1,553	(188)	9,842	89,909
Sponsors' contributions transferred during the year	(65,096)	(25,460)	(1,027)	(7,643)	(6,712)	(105,938)
Actuarial loss (gain): effect of changes in demographic assumptions	-	-	-	-	345	345
Actuarial loss (gain): effect of changes in financial assumptions	485,142	135,540	8,409	8,921	12,774	650,786
Actuarial loss (gain): return on actuarial assets	(264,569)	(57,432)	(4,230)	(7,707)	(3,950)	(337,888)
Effect of asset ceiling	-	-	-	6,617	-	6,617
Net actuarial liability at December 31, 2018	907,807	210,744	21,129	-	89,922	1,229,600
Other contributions						13,662
Total liability						1,243,263

Current						86,623
Noncurrent						1,156,639

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies, as mentioned in note 14.5.1.

Schedule for expected contributions to the plans
2019
CPFL Paulista	122,135
CPFL Piratininga	39,924
CPFL Geração	2,525
RGE Sul (RGE) - Plan 1	7,711
RGE Sul (RGE) - Plan 2	6,731
Total	179,026

Schedule for expected benefits to be paid by the plan administrators in the next 10 years
	2019	2020	2021	2022	2023 to 2028	Total
CPFL Paulista	410,624	423,081	434,881	446,071	2,869,682	4,584,339
CPFL Piratininga	93,740	97,514	102,140	106,107	731,143	1,130,644
CPFL Geração	9,638	9,966	10,202	10,423	66,555	106,784
RGE Sul (RGE) - Plan 1	27,450	28,595	29,541	30,583	206,698	322,867
RGE Sul (RGE) - Plan 2	36,279	37,900	39,473	41,197	281,811	436,660
Total	577,731	597,056	616,237	634,381	4,155,889	6,581,294

Schedule for external actuary's estimate of the expenses (income) to be recognized and the expense (income) recognized
	2019 Estimated
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1	Plan 2
Service cost	925	5,447	84	185	2,352	8,993
Interest on actuarial obligations	449,173	125,059	10,507	34,342	48,796	667,877
Expected return on plan assets	(372,121)	(107,795)	(8,699)	(37,500)	(40,947)	(567,062)
Effect of asset ceiling	-	-	-	2,795	-	2,795
Total expense (income)	77,977	22,711	1,892	(178)	10,201	112,603

	2018 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
				Plan 1 (*)	Plan 2
Service cost	835	4,365	78	175	2,790	8,243
Interest on actuarial obligations	421,083	114,628	10,109	33,552	48,218	627,590
Expected return on plan assets	(359,588)	(102,621)	(8,634)	(35,950)	(41,166)	(547,959)
Effect of asset ceiling	-	-	-	2,035	-	2,035
Total expense (income)	62,330	16,372	1,553	(188)	9,842	89,909

(*) Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies, as mentioned in note 14.5.1.

	2017 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2
Service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Expected return on plan assets	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Total expense (income)	84,501	17,244	2,067	253	9,822	113,887

	2016 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul (RGE)	Total
				Plan 1	Plan 2 (**)
Service cost	828	3,242	76	59	365	4,570
Interest on actuarial obligations	467,872	121,158	11,184	35,211	8,469	643,894
Expected return on plan assets	(404,184)	(115,608)	(9,582)	(35,632)	(7,470)	(572,476)
Effect of asset ceiling	-	-	-	520	-	520
Total expense (income)	64,514	8,791	1,677	158	1,364	76,505

(**) The expenses and income presented for RGE Sul are related to November and December 2016.

Schedule for main assumptions taken into consideration in the actuarial calculation at the end of the reporting period
	CPFL Paulista, CPFL Geração and CPFL Piratininga			RGE Sul (RGE)	RGE		RGE Sul (RGE)
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016

Nominal discount rate for actuarial liabilities:	9.10% p.a.	9.51% p.a.	10.99% p.a.	9.30% p.a.	9.51% p.a.	10.99% p.a.	9.10% p.a.	9.51% p.a.	10.99% p.a.
Nominal Return Rate on Assets:	9.10% p.a.	9.51% p.a.	10.99% p.a.	9.30% p.a.	9.51% p.a.	10.99% p.a.	9.10% p.a.	9.51% p.a.	10.99% p.a.
Estimated Rate of nominal salary increase:	5.56% p.a. *	6.08% p.a.*	7.00% p.a.	6.13% p.a.	6.13% p.a.	8.15% p.a.	5.97% p.a.	6.10% p.a.	7.29% p.a.
Estimated Rate of nominal benefits increase:	4.00% p.a.	4.00% p.a.	5.00% p.a.	4.00% p.a.	4.00% p.a.	5.00% p.a.	4.00% p.a.	4.00% p.a.	5.00% p.a.
Estimated long-term inflation rate (basis for determining the nominal rates above)	4.00% p.a.	4.00% p.a.	5.00% p.a.	4.00% p.a.	4.00% p.a.	5.00% p.a.	4.00% p.a.	4.00% p.a.	5.00% p.a.
General biometric mortality table:	AT-2000 (-10)	AT-2000 (-10)	AT-2000 (-10)	BR-EMS sb v.2015	BR-EMS sb v.2015	BR-EMS sb v.2015	BR-EMS sb v.2015	BR-EMS sb v.2015	AT-2000
Biometric table for the onset of disability:	Low Light	Low Light	Low Light	Medium Light	Medium Light	Medium Light	Medium Light	Medium Light	Medium Light
Expected turnover rate:	ExpR_2012	ExpR_2012	ExpR_2012**	Null	Null	Null	Null	Null	Null
Likelihood of reaching retirement age:	(a)	(b)	(b)	(b)	(c)	(c)	(b)	(c)	(c)
(*) Estimated rate of nominal salary increase for CPFL Piratininga was 6.39% on December 31, 2018 and 2017.
(**) FUNCESP experience, with aggravation of 40%
(a) After 15 years of filiation and 35 years of service time for men and 30 years of service time for women
(b) 100% when a beneficiary of the plan first becomes eligible
(c) 100% one year after when a beneficiary of the plan first becomes eligible

Schedule for assets managed by the plans
	Assets managed by FUNCESP				Assets managed by Fundação CEEE
	CPFL Paulista and CPFL Geração		CPFL Piratininga		RGE Sul (RGE)
					Plan 1		Plan 2
	2018	2017	2018	2017	2018	2017	2018	2017
Fixed rate	77%	77%	81%	80%	78%	79%	77%	78%
Federal government bonds	55%	53%	53%	49%	68%	64%	67%	65%
Corporate bonds (financial institutions)	3%	4%	5%	7%	5%	9%	5%	8%
Corporate bonds (non financial institutions)	1%	1%	1%	1%	3%	3%	3%	3%
Multimarket funds	4%	2%	4%	2%	2%	2%	2%	1%
Other fixed income investments	15%	17%	18%	22%	-	-	-	-
Variable income	15%	15%	14%	14%	18%	18%	18%	18%
Investiment funds - shares	15%	15%	13%	14%	18%	18%	18%	18%
Structured investments	2%	3%	2%	3%	1%	1.00%	1%	1%
Equity funds	-	-	-	-	0%	1%	1%	1%
Real estate funds	-	-	-	-	1%	1%	1%	1%
Multimarket fund	2%	3%	2%	3%	-	-	-	-
Total quoted in an active market	94%	94%	97%	97%	96%	97%	96%	97%

Real estate	3%	3%	2%	2%	2%	1%	2%	1%
Transactions with participants	1%	1%	2%	2%	2%	2%	2%	2%
Other investments	1%	1%	-	-	-	-	-	-
Total not quoted in an active market	6%	6%	3%	3%	4%	2%	4%	3%

Schedule for investment target of plan assets
	Target for 2019
	FUNCESP		Fundação CEEE
	CPFL Paulista and CPFL Geração	CPFL Piratininga	RGE Sul (RGE)
			Plan 1	Plan 2
Fixed income investments	70.9%	72.8%	78.0%	77.0%
Variable income investments	9.6%	8.9%	16.0%	16.0%
Real estate	4.6%	2.3%	3.0%	3.0%
Transactions with participants	2.1%	2.9%	2.0%	3.0%
Structured investments	5.8%	6.0%	1.0%	1.0%
Investments abroad	7.0%	7.2%	0.0%	0.0%
Total	100.0%	100.0%	100.0%	100.0%

Schedule for effects on the defined benefit obligation

	Increase (Decrease)	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE Sul (RGE)		Total
					Plan 1	Plan 2

Nominal discount (p.a.)*	-0.25 p.p.	120,829	40,114	2,889	9,833	15,681	189,347
	+0.25 p.p.	(115,987)	(38,248)	(2,768)	(9,411)	(14,945)	(181,359)

General biometric mortality table**	+1 year	(119,802)	(26,753)	(2,718)	(5,313)	(10,617)	(165,202)
	-1 year	118,129	26,122	2,684	5,257	10,359	162,551

* The Company´s assumption based on the actuarial report for the nominal discount rate was 9.3% p.a. for the Plan 1 and 9.1% for the other companies. The projected rates are increased or decreased by 0.25 p.p. to 9.05% p.a. and 9.55% p.a. to the Plan 1 and 8.85% p.a and 9.35% p.a. for the other plans.

** The Company´s assumption based on in the actuarial report for the mortality table was AT-2000 (-10) for FUNCESP and BREMS sb v.2015 for Fundação CEEE. The projections were performed with 1 year of aggravation or softening on the respective mortality tables.